Distribution Date: Mar 26, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
ABMAC Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Determination Date 19-Mar-07 Accrual Periods: Begin End
Record Date - Physical Certificates 09-Mar-07 Class A-1, G 3/9/2007 3/25/2007
Record Date - non Physical Certificates 23-Mar-07 Class A-R, P, X-1, X-2 2/1/2007 2/28/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.49000% $175,000,000.00 $175,000,000.00 $5,220,114.73 $453,687.50 $5,673,802.23 N/A N/A $169,779,885.27
A-R 10.12652% $100.00 $100.00 $100.00 $0.84 $100.84 N/A N/A $0.00
P 10.12652% $100.00 $100.00 $0.00 $0.84 $0.84 N/A $0.00 $100.00
X-1 N/A $175,000,000.00 $175,000,000.00 $0.00 $922,171.42 $922,171.42 $0.00 $0.00 $169,779,885.27
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $175,000,200.00 $5,220,214.73 $1,375,860.60 $6,596,075.33 $0.00 $0.00 $169,779,985.27
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $1,000.00000000 $29.82922703 $2.59250000 $32.42172703 $0.00000000 $970.17077297 LIBOR 5.32000%
A-R 43710A BC1 $1,000.00000000 $1,000.00000000 $8.40000000 $1,008.40000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $8.40000000 $8.40000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $1,000.00000000 $0.00000000 $5.26955097 $5.26955097 $0.00000000 $970.17077297
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.49000% $453,687.50 $0.00 $0.00 $0.00 $0.00 NA $453,687.50 $0.00
A-R 10.12652% $0.84 $0.00 $0.00 $0.00 $0.00 NA $0.84 $0.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $6,281,296.77 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $0.00 Deposit / Withdrawal : Income to X $0.00
Withdrawal: certificate principal $0.00 Deposit : required deposit from waterfall $0.00
Ending Balance $6,281,296.77 Withdrawal: for Basis Risk shortfalls $0.00
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $169,779,985.27 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $43,501.91 Available funds (A):
Withdrawal: Capitalized Interest Requirement $16,284.26 Servicer remittance $6,606,428.48
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $16,284.26
Ending Balance $27,217.65 Funds from Prefund Account $0.00
Net Funds from Basis Risk account $0.00
Miscellaneous:
$6,622,712.74
Cumulative Recoveries $0.00 Distributions (B):
Current Advances $0.00 Indenture Trustee fee $1,195.09
Outstanding Advances $0.00 Credit Risk Fee $2,108.99
Insurance Policy Proceeds $0.00 Ambac Insurance Premium $23,333.33
Rapid Amortization Event NO Total interest distributed $1,375,860.60
Total principal distributed $5,220,214.73
Rate Info:
Net Deposits to Basis Risk account $0.00
Net Mortgage Rate 10.0375% $6,622,712.74
Net Funds Cap Classes P, A-R 10.1265%
Net Funds Cap Classes A-1, G 16.9314% (A) - (B): $0.00
Net Excess Spread 4.1872%
ACCOUNT ACTIVITY

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $1,223,334.61 Senior Enhancement Percentage 0.000%
B) Ending Collateral Balance $169,779,985.27 Senior Enhancement Percentage for purposes of Stepdown 0.000%
C) Current Delinquency Rate (A/B) 0.721%
D) Rolling Three Month Delinquency Rate 0.721% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $0.00
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Loss % ( I / J) 0.000%
I) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). NO Target Overcollateralization Amount $7,227,508.26
2) Cumulative Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $7,227,508.26
NO
Overcollateralization release amount $0.00
Excess interest distributions:
Excess available interest (A):
$922,171.42
1) as additional principal to certificates $0.00
2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $922,171.42
(B): $922,171.42
(A)-(B): ($0.00)
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Mar 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
168,718,903.23
6,677,200.91
-1,456,986.18
0.00
163,498,688.50
0.00
789,117.17
5,888,083.74
0.00
0.00
6,677,200.91
1,456,513.53
70,299.78
0.00
0.00
0.00
0.00
0.00
1,386,213.75
0.00
0.00
8,063,414.66
2,559
2,556
10.56102%
10.03752%
17.40910%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
70,299.78
0.00
0.00
0.00
0.00
0.00

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance
%
-100K to -1.99K
91 -26,123.23 -0.02%
0K to 99.99K
1,987 83,224,794.63 50.90%
100K to 199.99K
380 52,877,043.25 32.34%
200K to 299.99K
62 13,703,712.92 8.38%
300K to 399.99K
24 8,055,285.90 4.93%
400K to 499.99K
10 4,613,975.03 2.82%
500K to 599.99K
2 1,050,000.00 0.64%
Total
2,556
163,498,688.50
100.00%
Remaining Principal Balance
Balance
-20.00M
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
1.50% - 1.99%
1 48,477.94 0.03%
6.00% - 6.49%
2 71,855.91 0.04%
7.00% - 7.49%
1 50,000.00 0.03%
7.50% - 7.99%
31 2,614,309.95 1.60%
8.00% - 8.49%
377 26,025,523.36 15.92%
8.50% - 8.99%
288 14,644,458.41 8.96%
9.00% - 9.49%
211 12,544,898.38 7.67%
9.50% - 9.99%
201 12,279,461.09 7.51%
10.00% - 10.49%
164 12,417,213.58 7.59%
10.50% - 10.99%
147 12,460,897.33 7.62%
11.00% - 11.49%
229 15,887,074.85 9.72%
11.50% - 11.99%
181 10,345,001.99 6.33%
12.00% - 12.49%
240 16,811,830.81 10.28%
12.50% - 12.99%
85 4,467,826.53 2.73%
13.00% - 13.49%
121 6,960,055.20 4.26%
13.50% - 13.99%
167 10,487,643.93 6.41%
14.00% - 14.49%
81 4,362,086.26 2.67%
14.50% - 14.99%
17 630,889.38 0.39%
15.00% - 15.49%
7 297,119.88 0.18%
15.50% - 15.99%
2 76,989.84 0.05%
16.00% - 16.49%
2 9,625.55 0.01%
17.50% - 17.99%
1 5,448.33 0.00%
Total
2,556
163,498,688.50
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 10.57%
Count
Balance ($)
%
0.00% - 0.99%
731 46,083,623.60 28.19%
1.00% - 1.99%
400 23,239,068.54 14.21%
2.00% - 2.99%
340 27,699,577.21 16.94%
3.00% - 3.99%
379 23,726,836.18 14.51%
4.00% - 4.99%
338 21,131,698.19 12.92%
5.00% - 5.99%
269 16,084,341.02 9.84%
6.00% - 6.99%
37 1,899,199.54 1.16%
7.00% - 7.99%
3 107,281.42 0.07%
8.00% - 8.99%
2 9,625.55 0.01%
9.00% - 9.99%
1 5,448.33 0.00%
-1.00% - -0.01%
55 3,461,988.92 2.12%
-2.00% - -1.01%
1 50,000.00 0.03%
Total
2,556
163,498,688.50
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.34%

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
1,034 64,171,074.41 39.25%
1.00% - 1.99%
372 22,054,139.96 13.49%
2.00% - 2.99%
298 24,994,891.26 15.29%
3.00% - 3.99%
325 20,573,719.10 12.58%
4.00% - 4.99%
272 16,959,397.78 10.37%
5.00% - 5.99%
218 12,924,933.33 7.91%
6.00% - 6.99%
28 1,588,996.48 0.97%
7.00% - 7.99%
2 61,871.56 0.04%
8.00% - 8.99%
5 125,348.29 0.08%
-1.00% - -0.01%
1 44,466.21 0.03%
13.00% - 13.99%
1 -149.88 0.00%
Total
2,556
163,498,688.50
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 2.01%
Count
Balance ($)
%
15.00% - 15.99%
1 75,982.40 0.05%
16.00% - 16.99%
54 5,896,548.19 3.61%
18.00% - 18.99%
2,489 157,351,885.45 96.24%
24.00% - 24.99%
12 174,272.46 0.11%
Total
2,556
163,498,688.50
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.93%
Count
Balance ($)
%
1
2,521 162,561,855.58 99.43%
3
32 830,249.76 0.51%
12
3 106,583.16 0.07%
Total
2,556
163,498,688.50
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,531 162,496,049.42 99.39%
3
20 717,200.35 0.44%
12
5 285,438.73 0.17%
Total
2,556
163,498,688.50
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
Prime Rate
2,556 163,498,688.50 100.00%
Total
2,556
163,498,688.50
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
237 11,227,202.04 6.87%
Multifamily
73 6,693,961.05 4.09%
Planned Unit Developmen
445 32,224,464.06 19.71%
Single Family
1,771 111,750,604.44 68.35%
Townhouse
30 1,602,456.91 0.98%
Total
2,556
163,498,688.50
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,466.21 0.03%
2004
41 1,022,837.63 0.63%
2005
612 26,054,522.72 15.94%
2006
1,834 129,728,432.71 79.35%
2007
64 6,648,429.23 4.07%
Total
2,556
163,498,688.50
100.00%
Year of First Payment Date
Year

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00%- 4.99%
27 459,911.12 0.28%
5.00%- 9.99%
285 10,973,838.02 6.71%
10.00%-14.99%
652 30,518,080.81 18.67%
15.00%-19.99%
538 32,715,014.30 20.01%
20.00%-24.99%
440 31,335,843.48 19.17%
25.00%-29.99%
248 22,584,361.28 13.81%
30.00%-34.99%
158 16,305,032.19 9.97%
35.00%-39.99%
98 8,931,841.74 5.46%
40.00%-44.99%
39 2,566,652.75 1.57%
45.00%-49.99%
25 2,491,158.47 1.52%
50.00%-54.99%
12 1,762,444.56 1.08%
55.00%-59.99%
11 750,529.04 0.46%
60.00%-64.99%
3 312,406.11 0.19%
65.00%-69.99%
1 0.00 0.00%
70.00%-74.99%
1 133,850.00 0.08%
75.00%-79.99%
1 85,419.45 0.05%
80.00%-84.99%
5 502,605.55 0.31%
85.00%-89.99%
2 191,564.75 0.12%
90.00%-94.99%
6 544,388.08 0.33%
95.00%-99.99%
2 157,361.38 0.10%
100.0%-105.0%
2 176,385.42 0.11%
Total
2,556
163,498,688.50
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 23
Count
Balance ($)
%
0 - 24
94 6,681,595.14 4.09%
25 - 48
1 55,085.60 0.03%
49 - 72
3 170,242.53 0.10%
73 - 96
6 190,515.21 0.12%
97 - 120
1,066 79,781,994.47 48.80%
121 - 144
14 221,310.60 0.14%
145 - 168
277 10,881,423.11 6.66%
169 - 192
884 56,909,992.19 34.81%
193 - 216
3 96,289.28 0.06%
217 - 240
208 8,510,240.37 5.21%
Total
2,556
163,498,688.50
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 137

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
97 - 120
3 79,664.46 0.05%
145 - 168
155 9,625,984.55 5.89%
169 - 192
332 25,179,500.93 15.40%
217 - 240
354 27,776,353.18 16.99%
241 - 264
14 221,310.60 0.14%
265 - 288
382 17,247,789.13 10.55%
289 - 312
1,106 74,873,133.33 45.79%
313 - 336
3 96,289.28 0.06%
337 - 360
207 8,398,663.04 5.14%
Total
2,556
163,498,688.50
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 257
Count
Balance ($)
%
0 - 24
94 6,681,595.14 4.09%
49 - 72
4 225,328.13 0.14%
97 - 120
1,072 79,972,509.68 48.91%
169 - 192
1,175 68,012,725.90 41.60%
217 - 240
211 8,606,529.65 5.26%
Total
2,556
163,498,688.50
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 146
Count
Balance ($)
%
97 - 120
3 79,664.46 0.05%
169 - 192
487 34,805,485.48 21.29%
217 - 240
354 27,776,353.18 16.99%
289 - 312
1,502 92,342,233.06 56.48%
337 - 360
210 8,494,952.32 5.20%
Total
2,556
163,498,688.50
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 267

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
ALABAMA
5 246,367.04 0.15%
ARIZONA
183 11,890,928.83 7.27%
CALIFORNIA
740 54,307,349.11 33.22%
COLORADO
93 5,231,280.28 3.20%
CONNECTICUT
18 1,071,777.51 0.66%
DELAWARE
2 115,600.00 0.07%
DISTRICT OF COLUMBIA 2 99,450.00 0.06%
FLORIDA
354 21,604,198.00 13.21%
GEORGIA
75 3,113,152.20 1.90%
HAWAII
8 684,729.19 0.42%
IDAHO
6 320,670.58 0.20%
ILLINOIS
69 3,768,089.84 2.30%
INDIANA
25 811,007.71 0.50%
IOWA
3 103,808.95 0.06%
KANSAS
1 0.00 0.00%
KENTUCKY
4 73,018.01 0.04%
MAINE
8 376,084.62 0.23%
MARYLAND
55 2,620,068.08 1.60%
MASSACHUSETTS
27 1,754,006.42 1.07%
MICHIGAN
90 3,342,911.15 2.04%
MINNESOTA
23 1,339,676.01 0.82%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
26 1,227,719.28 0.75%
MONTANA
3 405,000.00 0.25%
NEBRASKA
3 123,974.34 0.08%
NEVADA
159 10,534,533.40 6.44%
NEW HAMPSHIRE
9 351,260.00 0.21%
NEW JERSEY
146 9,895,510.39 6.05%
NEW MEXICO
4 293,976.06 0.18%
NEW YORK
130 13,550,164.16 8.29%
NORTH CAROLINA
16 284,268.27 0.17%
OHIO
3 169,045.21 0.10%
OKLAHOMA
2 84,000.00 0.05%
OREGON
45 2,363,376.65 1.45%
PENNSYLVANIA
36 1,816,284.27 1.11%
RHODE ISLAND
2 96,578.91 0.06%
SOUTH CAROLINA
9 269,852.80 0.17%
TENNESSEE
1 11,843.33 0.01%
UTAH
34 2,206,499.78 1.35%
VERMONT
1 19,600.12 0.01%
VIRGINIA
47 2,442,661.16 1.49%
WASHINGTON
59 3,367,633.40 2.06%
WEST VIRGINIA
2 103,408.83 0.06%
WISCONSIN
25 887,775.66 0.54%
WYOMING
2 119,548.95 0.07%
Total
2,556
163,498,688.50
100.00%
Geographic Distribution by State
State

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEVADA
NEW JERSEY
COLORADO
ILLINOIS
WASHINGTON
MICHIGAN
GEORGIA
MARYLAND
VIRGINIA
OREGON
UTAH
PENNSYLVANIA
MASSACHUSETTS
MINNESOTA
MISSOURI
CONNECTICUT
WISCONSIN
INDIANA
HAWAII
MONTANA
MAINE
NEW HAMPSHIRE
IDAHO
NEW MEXICO
NORTH CAROLINA
SOUTH CAROLINA
ALABAMA
OHIO
NEBRASKA
WYOMING
DELAWARE
IOWA
WEST VIRGINIA
DISTRICT OF
COLUMBIA
RHODE ISLAND
OKLAHOMA
KENTUCKY
VERMONT
TENNESSEE
KANSAS
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Mar 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,508
159,847,338.59
97.77%
0.00
31
2,428,015.30
1.49%
0.00
11
867,145.03
0.53%
0.00
6
356,189.58
0.22%
0.00
0
0.00
0.00%
0.00
2,556
163,498,688.50
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,508
159,847,338.59
97.77%
0.00
31
2,428,015.30
1.49%
0.00
11
867,145.03
0.53%
0.00
6
356,189.58
0.22%
0.00
0
0.00
0.00%
0.00
2,556
163,498,688.50
100.00%
0.00
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 97.8%
30 - 59 days 1.5%
60 - 89 days 0.5%
90 - 120 days 0.2%
120 + days 0.0%
Total: 100.0%

Distribution Date: Mar 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
31 2,428,015.30 66.50% 11 867,145.03 23.75% 6 356,189.58 9.76% 0 0.00 0.00%
48
3,651,349.91
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
31
2,428,015.30
66.50%
11
867,145.03
23.75%
6
356,189.58
9.76%
0
0.00
0.00%
48
3,651,349.91
100.00%
66.50
23.75
9.76
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Mar 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
March 2007
Count
Balance ($)
30 - 59 days
31 2,428,015.30
60 - 89 days
11 867,145.03
90 - 120 days
6 356,189.58
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Mar 26, 2007
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
HOME EQUITY MORTGAGE TRUST 2007-1
CPR/CDR HISTORY REPORT - SIX MONTHS
Current
38.40%
6,677,200.91
Life CPR
38.40%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
Group 2
Total
Amount ($)

Distribution Date: Mar 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Mar 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Mar 26, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Mar 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
3 805,500.00 789,117.17 0.00 168,718,903.23
0.47%
99.53%
2
Prepayment 0.47%
Liquidation 0.00%
Beginning Balance 99.53%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
500570038 250,000.00 234,489.41 234,489.41 0.00 0.00 0.00 02/02/2007 12/30/1899 0.00 8.250% 0.00
500737900 471,500.00 471,015.33 471,015.33 0.00 0.00 0.00 02/28/2007 12/30/1899 0.00 9.875% 0.00
500813751 84,000.00 83,612.43 83,612.43 0.00 0.00 0.00 02/05/2007 12/30/1899 0.00 10.000% 0.00
Total:
3
805,500.00
789,117.17
0.00
789,117.17
0.00
0.00
0.00
0.00

Distribution Date: Mar 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Mar 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #